Receivables and Allowance for Doubtful Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
Changes in the allowance for doubtful receivables during the years ended December 31, 2014, 2013 and 2012 are summarized below (amounts in thousands):

		Additions		Deductions
Description	Balance at beginning of year	Charged to costs and expenses	Charged to other accounts	Write-offs net of recoveries	Balance at end of year
December 31, 2014	$2,346	3,994	—	1,798	4,542
December 31, 2013	$3,215	2,370	(446)	2,793	2,346
December 31, 2012	$5,796	3,649	(2,261)	3,969	3,215
Receivables consist of the following at December 31, 2014 and 2013 (amounts in thousands):

	2014	2013
Trade	$209,811	225,689
Employee	801	1,037
Other	1,829	1,646
Total receivables	$212,441	228,372